Expense Example {- Fidelity Canada Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990